Label	Element	Value
American Century ETF Trust | American Century U.S. Quality Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	American Century® U.S. Quality Growth ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 153% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	153.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund invests at least 80% of its assets, exclusive of collateral held from securities lending, in the component securities of the underlying index. The American Century U.S. Quality Growth Index (Index) is a rules-based index maintained by American Century Investment Management, Inc. (the index provider). The Index is designed to select securities of large- and mid-capitalization U.S. companies with attractive growth and quality fundamentals.
The Index universe is defined by the S-Network US Equity Large/Mid-Cap 1000 Index, which consists of 1000 large and medium publicly traded U.S. equity securities. The Index is designed to measure the performance of securities in the universe and identify those that exhibit higher growth, quality, and valuation fundamentals characteristics relative to their peers. To construct the Index, the index provider first screens the underlying universe and selects securities with higher profitability, return on assets, return on equity, leverage and momentum. The index provider next calculates a growth score for each security, which is based on sales, earnings and cash flow growth and analysis of price to earnings and price to book ratios. The index provider then weights securities based on the calculated growth score. Though component securities of the Index may change from time to time, the index typically consists of 150–250 securities and, as of May 31, 2023, the market capitalization of the Index was approximately $1.5 billion and larger.
The Index and fund are rebalanced monthly and reconstituted quarterly.
The fund may use a “representative sampling” strategy with respect to its Index instead of a replication strategy. For example, the fund may use such strategy when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Index or, in certain instances, when a component security becomes temporarily illiquid, unavailable or less liquid. To the extent the fund uses representative sampling, the advisor invests in what it believes to be a representative sample of the component securities in the Index using quantitative analytical procedures to give the fund’s portfolio an investment profile similar to that of its Index. The fund also may realize savings in transaction costs or other efficiencies by investing up to 20% of its assets in securities or instruments not included in the Index but which the advisor believes will help the fund track the Index.
In addition, the fund may use futures contracts to invest cash balances, simulate investments in the Index, facilitate trading or minimize transaction costs. The portfolio managers may also use futures contracts to seek to reduce the fund’s tracking error relative to the Index.
The fund may concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to the extent that the Index is concentrated.
If the Index has high portfolio turnover, the fund may also have high portfolio turnover. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the fund invests at least 80% of its assets, exclusive of collateral held from securities lending, in the component securities of the underlying index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•Equity Securities Risk — The value of equity securities, may fluctuate due to changes in investor perception of a specific issuer, changes in the general condition of the stock market, or occurrences of political or economic events that affect equity issuers and the market. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
•Market Trading Risk — The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the fund. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV.
•Index-Related Risk — Unlike many investment companies, the fund is not actively managed, and the portfolio managers do not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the portfolio managers generally will not buy or sell securities unless they are added or removed from the Index, even if a security is underperforming. There is no assurance that the Index will be determined, composed or calculated accurately. While the index provider provides descriptions of what the Index is designed to achieve, the index provider does not guarantee the quality, accuracy or completeness of data in respect of its indices and does not guarantee that the Index will be in line with the described index methodology. Gains, losses or costs to the fund caused by errors in the Index may therefore be borne by the fund and its shareholders.
•Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the fund nor American Century Investment Management, Inc. (the advisor) can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.
•Growth Stocks Risk — Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.
•Market Risk — The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk — A pandemic, caused by the infectious respiratory illness COVID-19, has caused market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. The pandemic may continue to impact the fund and its underlying investments and could cause increased premiums or discounts to the fund’s NAV.
•Rebalance Risk — The fund rebalances its portfolio in accordance with the underlying index’s rebalance schedule. Accordingly, any change to this schedule will result in corresponding changes to the fund’s rebalance schedule.
•Style Risk — There can be no assurance that the investment factor stock selection process and screens of the Index will enhance performance. Exposure to certain investment factors and use of screens may detract from performance in some market environments, perhaps for extended periods.
•Mid-Capitalization Company Risk — Investments in medium-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Tracking Error Risk — Tracking error is the divergence of the fund’s performance from that of the Index. Tracking error may occur because of differences between the securities held in the fund’s portfolio and those included in the Index, pricing differences, transaction costs, the fund’s holding of cash, differences in timing of the accrual of dividends or interest, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the fund incurs fees and expenses, while the Index does not.
•High Portfolio Turnover Risk — High portfolio turnover (higher than 100% annually), may result in increased transaction costs to the fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities.
•Sampling Risk — To the extent the fund uses a representative sampling strategy, it may hold a smaller number of securities than are in the Index or it may hold securities that are not included in the Index. As a result, an adverse development respecting an issuer of securities held by the fund could result in a greater decline in the fund’s NAV than would be the case if all of the securities in the Index were held. The fund’s use of a representative sampling strategy may also include the risk that it may not track the return of the Index with the same degree of accuracy as would an investment vehicle that invested in every component security of the Index with the same weightings as the Index.
•Management Risk — To the extent the fund uses representative sampling, the strategy may fail to produce the intended results.
•Non-Correlation Risk — There is no guarantee that the fund will achieve a high degree of correlation to the Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the fund’s ability to adjust its exposure to the required levels in order to track the Index. In addition, the fund’s NAV may deviate from the Index if the fund fair values a portfolio security at a price other than the price used by the Index for that security.
•Authorized Participant Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to net asset value (NAV) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds (ETFs) generally.
•Concentration Risk — To the extent the fund concentrates in a specific industry or a group of industries, it may be subject to greater risks and market fluctuations than a portfolio investing in a broader range of industries.
•Large Shareholder Risk — Certain shareholders, including other funds advised by the advisor, may from time to time own a substantial amount of the shares of the fund. In addition, a third party investor, the advisor or an affiliate of the advisor, an authorized participant, a market maker, or another entity may invest in the fund and hold its investment for a limited period of time solely to facilitate commencement of the fund or to facilitate the fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the fund would be maintained at such levels or that the fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. and may, therefore, have a material upward or downward effect on the market price of the shares.
•Derivatives Risk — The use of derivative instruments such as futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. In addition, derivatives can create economic leverage in the fund’s portfolio, which may result in significant volatility and cause the fund to participate in losses (as well as gains) in an amount that exceeds the fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.
•Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancenturyetfs.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancenturyetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (2Q 2020): 31.62% Lowest Performance Quarter (1Q 2020): -16.87% As of September 30, 2022, the most recent calendar quarter end, the fund’s year-to-date return was -28.25%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2021
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective May 31, 2023, the fund’s Index changed from the iSTOXX® American Century USA Quality Growth Index to the American Century U.S. Quality Growth Index. The inception date of the American Century U.S. Quality Growth Index was November 22, 2022.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
American Century ETF Trust | American Century U.S. Quality Growth ETF | American Century U.S. Quality Growth Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)	[1]
Label	rr_AverageAnnualReturnLabel	American Century U.S. Quality Growth Index1 (reflects no deduction for fees, expenses or taxes)	[1]
American Century ETF Trust | American Century U.S. Quality Growth ETF | iSTOXX® American Century USA Quality Growth Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)	[1]
Label	rr_AverageAnnualReturnLabel	iSTOXX® American Century USA Quality Growth Index1 (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	25.21%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	22.57%	[1]
American Century ETF Trust | American Century U.S. Quality Growth ETF | Russell 1000® Growth Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	27.60%
Since Inception	rr_AverageAnnualReturnSinceInception	24.52%
American Century ETF Trust | American Century U.S. Quality Growth ETF | American Century U.S. Quality Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QGRO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 369
Annual Return 2019	rr_AnnualReturn2019	34.54%
Annual Return 2020	rr_AnnualReturn2020	38.05%
Annual Return 2021	rr_AnnualReturn2021	24.54%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(28.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.87%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.54%
Since Inception	rr_AverageAnnualReturnSinceInception	22.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 2018
American Century ETF Trust | American Century U.S. Quality Growth ETF | American Century U.S. Quality Growth ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	24.44%
Since Inception	rr_AverageAnnualReturnSinceInception	22.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 2018
American Century ETF Trust | American Century U.S. Quality Growth ETF | American Century U.S. Quality Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.59%
Since Inception	rr_AverageAnnualReturnSinceInception	17.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 2018
American Century ETF Trust | American Century U.S. Quality Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	American Century® U.S. Quality Value ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 118% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund invests at least 80% of its assets in the component securities of the underlying index. The American Century U.S. Quality Value Index (Index) is a rules-based index maintained by American Century Investment Management, Inc. (the index provider). The underlying index is designed to select securities of large- and mid-capitalization companies that are undervalued or have sustainable income.
The underlying index universe is defined by the S-Network US Equity Large/Mid-Cap 1000 Index, which consists of 1000 large and medium publicly traded U.S. equity securities. The underlying index is constructed using a rules-based methodology that screens and weights stocks based on fundamental measures of quality, value, and income. A quality screen seeks to eliminate the bottom of the universe of stocks based on measures of profitability, earnings quality, management quality, leverage and momentum. A valuation score is computed for the remaining stocks, determined by the attractiveness of each stock relative to its peers in the same industry group based on value, earnings yield and cash flow yield metrics. An income screen based on dividend yield is applied to eliminate the bottom of the universe of dividend-paying stocks. The underlying index is constructed by combining the value stocks and income stocks using the valuation and income scores and portfolio optimization. Portfolio optimization uses quantitative models to build a portfolio of stocks from the scores described above that are expected to provide the optimal balance between risk and expected return. Though component securities of the underlying index may change from time to time, the index typically consists of 200-300 securities and, as of May 31, 2023, its market capitalization was approximately $2.8 billion and larger.
The fund may use a “representative sampling” strategy with respect to its underlying index when a replication strategy might be detrimental to shareholders. For example, the fund may use such strategy when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the underlying index or, in certain instances, when a component security becomes temporarily illiquid, unavailable or less liquid. To the extent the fund uses representative sampling, the advisor invests in what it believes to be a representative sample of the component securities in the underlying index using quantitative analytical procedures to give the fund’s portfolio an investment profile similar to that of its underlying index. The fund also may realize savings in transaction costs or other efficiencies by investing up to 20% of its assets in securities or instruments not included in the underlying index but which the advisor believes will help the fund track the underlying index.
In addition, the fund may use futures contracts to invest cash balances, simulate investments in the underlying index, facilitate trading or minimize transaction costs. The portfolio managers may also use futures contracts to seek to reduce the fund’s tracking error relative to the underlying index.
The underlying index and fund are rebalanced monthly and reconstituted quarterly.
The fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the underlying index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the fund invests at least 80% of its assets in the component securities of the underlying index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•Equity Securities Risk — The value of equity securities, may fluctuate due to changes in investor perception of a specific issuer, changes in the general condition of the stock market, or occurrences of political or economic events that affect equity issuers and the market. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
•Market Trading Risk — The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the fund. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The portfolio managers cannot predict whether shares will trade above (premium), below (discount) or at NAV.
•Index-Related Risk — Unlike many investment companies, the fund is not actively managed and the portfolio managers do not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the portfolio managers generally will not buy or sell a security unless that security is added or removed, respectively, from the underlying index, even if that security generally is underperforming. There is no assurance that the underlying index will be determined, composed or calculated accurately. While the index provider provides descriptions of what the underlying index is designed to achieve, the index provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the underlying index will be in line with the described index methodology. Gains, losses or costs to the fund caused by errors in the underlying index may therefore be borne by the fund and its shareholders.
•Rebalance Risk — The fund rebalances its portfolio in accordance with the underlying index’s rebalance schedule. Accordingly, any change to this schedule will result in corresponding changes to the fund’s rebalance schedule.
•Calculation Methodology Risk — The underlying index relies on various sources of information to assess the criteria of issuers included in the underlying index, including information that may be based on assumptions and estimates. Neither the fund nor American Century Investment Management, Inc. (the advisor) can offer assurances that the underlying index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.
•Style Risk — There can be no assurance that the investment factor stock selection process and screens of the underlying index will enhance performance. Exposure to certain investment factors and use of screens may detract from performance in some market environments, perhaps for extended periods.
•Market Risk — The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk — A pandemic, caused by the infectious respiratory illness COVID-19, has caused market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. The pandemic may continue to impact the fund and its underlying investments and could cause increased premiums or discounts to the fund’s NAV.
•Mid-Capitalization Company Risk — Investments in medium-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
•Tracking Error Risk — Tracking error is the divergence of the fund’s performance from that of the underlying index. Tracking error may occur because of differences between the securities held in the fund’s portfolio and those included in the underlying index, pricing differences, transaction costs, the fund’s holding of cash, differences in timing of the accrual of dividends or interest, changes to the underlying index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the fund incurs fees and expenses, while the underlying index does not.
•Sampling Risk — To the extent the fund uses a representative sampling strategy, it may hold a smaller number of securities than are in the underlying index or it may hold securities that are not included in the underlying index. As a result, an adverse development respecting an issuer of securities held by the fund could result in a greater decline in the fund’s NAV than would be the case if all of the securities in the underlying index were held. The fund’s use of a representative sampling strategy may also include the risk that it may not track the return of the underlying index with the same degree of accuracy as would an investment vehicle that invested in every component security of the underlying index with the same weightings as the underlying index.
•Management Risk — To the extent the fund uses representative sampling, the strategy may fail to produce the intended results.
•Non-Correlation Risk — There is no guarantee that the fund will achieve a high degree of correlation to the underlying index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the fund’s ability to adjust its exposure to the required levels in order to track the underlying index. In addition, the fund’s NAV may deviate from the underlying index if the fund fair values a portfolio security at a price other than the price used by the underlying index for that security.
•Authorized Participant Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to net asset value (NAV) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds (ETFs) generally.
•Concentration Risk — To the extent the fund concentrates in a specific industry or a group of industries, it may be subject to greater risks and market fluctuations than a portfolio investing in a broader range of industries.
•Large Shareholder Risk — Certain shareholders, including other funds advised by the advisor, may from time to time own a substantial amount of the shares of the fund. In addition, a third party investor, the advisor or an affiliate of the advisor, an authorized participant, a market maker, or another entity may invest in the fund and hold its investment for a limited period of time solely to facilitate commencement of the fund or to facilitate the fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the fund would be maintained at such levels or that the fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. and may, therefore, have a material upward or downward effect on the market price of the shares.
•Derivatives Risk — The use of derivative instruments such as futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. In addition, derivatives can create economic leverage in the fund’s portfolio, which may result in significant volatility and cause the fund to participate in losses (as well as gains) in an amount that exceeds the fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.
•Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancenturyetfs.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancenturyetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (2Q 2020): 15.82% Lowest Performance Quarter (1Q 2020): -26.89% As of September 30, 2022, the most recent calendar quarter end, the fund’s year-to-date return was -19.02%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2021
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective May 31, 2023, the fund’s Index changed from the iSTOXX® American Century USA Quality Value Index to the American Century U.S. Quality Value Index. The inception date of the American Century U.S. Quality Value Index was November 22, 2022.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
American Century ETF Trust | American Century U.S. Quality Value ETF | American Century U.S. Quality Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)	[2]
Label	rr_AverageAnnualReturnLabel	American Century U.S. Quality Value Index1 (reflects no deduction for fees, expenses or taxes)	[2]
American Century ETF Trust | American Century U.S. Quality Value ETF | iSTOXX® American Century USA Quality Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)	[2]
Label	rr_AverageAnnualReturnLabel	iSTOXX® American Century USA Quality Value Index1 (reflects no deduction for fees, expenses or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	27.64%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.75%	[2]
American Century ETF Trust | American Century U.S. Quality Value ETF | Russell 1000® Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.16%
Since Inception	rr_AverageAnnualReturnSinceInception	9.87%
American Century ETF Trust | American Century U.S. Quality Value ETF | American Century U.S. Quality Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VALQ
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 369
Annual Return 2019	rr_AnnualReturn2019	24.03%
Annual Return 2020	rr_AnnualReturn2020	0.50%
Annual Return 2021	rr_AnnualReturn2021	27.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(19.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.89%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.11%
Since Inception	rr_AverageAnnualReturnSinceInception	9.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2018
American Century ETF Trust | American Century U.S. Quality Value ETF | American Century U.S. Quality Value ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	26.60%
Since Inception	rr_AverageAnnualReturnSinceInception	8.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2018
American Century ETF Trust | American Century U.S. Quality Value ETF | American Century U.S. Quality Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	16.36%
Since Inception	rr_AverageAnnualReturnSinceInception	7.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2018

[1]	Effective May 31, 2023, the fund’s Index changed from the iSTOXX® American Century USA Quality Growth Index to the American Century U.S. Quality Growth Index. The inception date of the American Century U.S. Quality Growth Index was November 22, 2022.
[2]	Effective May 31, 2023, the fund’s Index changed from the iSTOXX® American Century USA Quality Value Index to the American Century U.S. Quality Value Index. The inception date of the American Century U.S. Quality Value Index was November 22, 2022.